UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2022—November 30, 2023

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2023
Vanguard New Jersey Long-Term Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	6
Performance Summary	8
Financial Statements	10
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2023, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 4.81% for Investor Shares and 4.89% for Admiral Shares. These results trailed the fund’s benchmark, the Bloomberg NJ Municipal Bond Index, which returned 5.40%.
•	For much of the period, inflation continued to ease amid interest rate hikes by the Federal Reserve. Unexpected resilience in the labor market and consumer spending dialed back expectations of an imminent recession. Although the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment at times toward the close of the period, global stocks and bonds rallied in November.
•	On the whole, muni fundamentals remained solid, and their yields fluctuated but ended not far from where they started the period. Munis outperformed the broad taxable investment-grade bond market, where yields ended higher and prices ended lower.
•	Security selection among hospitals, retirement communities, and universities detracted from the fund’s relative performance. On the other hand, employing a barbell strategy regarding yield curve positioning, managing the fund’s convexity profile, and having an overweight allocation to credit added value.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	13.57%	8.72%	12.25%
Russell 2000 Index (Small-caps)	-2.56	1.13	4.78
Russell 3000 Index (Broad U.S. market)	12.61	8.26	11.77
FTSE All-World ex US Index (International)	9.64	2.12	5.49
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	1.32%	-4.46%	0.79%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	4.28	-0.96	2.03
FTSE Three-Month U.S. Treasury Bill Index	5.12	2.08	1.85
CPI
Consumer Price Index	3.14%	5.67%	4.03%

Advisor’s Report
For the 12 months ended November 30, 2023, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 4.81% for Investor Shares and 4.89% for Admiral Shares. The fund trailed its benchmark, the Bloomberg NJ Municipal Bond Index, which returned 5.40%.
The fund’s 30-day SEC yield increased 8 basis points to 3.89% for Investor Shares and 3.97% for Admiral Shares. (A basis point is one hundredth of a percentage point.)
Please note that the fund is permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal year, the fund did not own such securities.
The investment environment
For much of the period, concerns about inflation and whether policymakers’ efforts to rein it in might spur a global recession were top of mind for many investors.
Early on, energy prices continued to cool amid an outlook for slower economic growth, but price increases then began to broaden to other categories, notably the services sector, which felt the effects of tight labor markets. The prospect of inflation remaining stubbornly high led central banks, including the Federal Reserve, the European Central Bank, and the Bank of England, to continue aggressively hiking interest rates even as their actions fanned fears of a global recession down the road.

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2022	November 30, 2023
2 years	2.59%	2.85%
5 years	2.65	2.60
10 years	2.75	2.68
30 years	3.57	3.77
Source: Vanguard.

U.S. Treasury yields ended the period higher than where they started across the maturity spectrum. Central bank action and some banking sector stress in March drove very-short-term yields higher in the first part of the period. And longer-term yields began to climb in July as the market started to anticipate that resilient growth and sticky inflation would lead the Fed to keep rates higher for longer.
Although progress was slow in developed markets, signs of inflation moderating toward the end of the period and a growing belief that the Fed may have come to the end of its rate-hiking cycle contributed to a strong rally in both stocks and bonds in November 2023.
At the national level, municipal bonds posted a much stronger performance than the taxable bond market, returning 4.28% for the 12 months, according to the Bloomberg Municipal Bond Index.
State budget and credit environment
On a bipartisan basis, New Jersey adopted a $54.36 billion budget for fiscal 2024 by the June 30 deadline. The budget reflects a 7% increase from fiscal 2023 and is balanced through reserves, which were bolstered by significant federal support and higher-than-expected revenues.
The budget forecasts a surplus of $8.3 billion, which is about 15% of total expenditures and significantly higher than the 10-year average of 3%. For pensions, the budget fully funds the state’s actuarially determined contribution at 100% for the third consecutive year.
Although no additional sources of revenue were adopted and revenue performance has moderated from the previous year, the state can trim expenditures from current and subsequent budgets if necessary. However, the state will be challenged in the future to include new sustainable sources of revenue or expenditure cuts to offset continued growth in long-term liabilities.
Each of the three major rating agencies upgraded New Jersey’s credit ratings in April—to A1 from Moody’s, to A from Standard & Poor’s, and to A+ from Fitch—following upgrades from all three the previous year for the first time in over two decades.
The state’s upgrade path during the year reflected improved reserves, consistent pension funding, and the creation of the Debt Defeasance and Prevention Fund, with more than $9 billion deposited to date. So far, $3.2 billion in debt has been wiped clean and an additional $3.5 billion put toward project financing instead of new debt issuance. Funds were in an overweight position throughout the state’s positive momentum and amid spread compression. Funds are currently positioned more neutrally, with the expectation of revenue moderation and ratings stability as opposed to a continued upward trajectory.
While federal stimulus and high vaccination rates helped the state’s recovery from the pandemic, unemployment of 4.6% in October was rising faster than the U.S. rate of 3.9%. Part of the discrepancy reflected mismatches between those seeking jobs and the types of jobs available. Financially, the state has increased reserves significantly to provide flexibility for expected declines in revenues given the inflationary environment and a potential recession. However, high long-term liabilities weigh on future performance.
Although the state exhibits a diverse economy in the central Northeast Corridor and has high resident wealth and education levels, the costs of living and doing business are very high. New Jersey has one of the highest property taxes in the nation and a large foreclosure inventory concentrated mainly in the southern section of the state. In addition, a pattern of outmigration, particularly among college graduates and retirees, could limit future economic performance and revenue growth.
On the positive side, there has been a recent trend of movement to the New Jersey suburbs from New York City, with many areas citing significant increases in property values. Statewide, the population has grown 5% since 2010. New Jersey is focused on affordability and workforce development and continues to diversify economic activity through various initiatives, including renewable energy through promotion of solar energy and entry into the offshore wind industry.
The state typically issues debt between September and January following the finalization of the annual budget and before the budget process commences for the upcoming fiscal year. Issuance during 2023 was related to higher education and transportation initiatives, with $260 million issued from the New Jersey Educational Facilities Authority in September to assist with financing equipment and capital improvements on college campuses, and $1.2 billion issued from the New Jersey Transportation Trust Fund Authority in November for transportation projects. These deals were well received by investors, and Vanguard participated in all bond issues.
Management of the fund
The main drivers of the fund’s performance were structural in nature, such as coupon, call, and sector selections relative to its benchmark index. The opportunity set in New Jersey is very exposed to the state and state-appropriated credits. We increased duration over the last half of the year, largely by adding exposure to the state. Over the course of the year, this fund went from being underweight to overweight with respect to the state and state-appropriated credits. As the biggest issuer in the New Jersey tax-exempt universe, the state is the highest-volume trader and presented some additional volatility.
Over the year, we strategically made two large shifts. One was to cover our long-fund underweight to the front end, which has historically been how we pay for long premium callable bonds. The other was to gradually extend top-line duration. Both shifts were in expectation of nearing the end of the Fed hiking cycle and positioning the fund for a rally. We leaned into credit over the period on a selective basis as well.
Outlook
Although some market participants are counting on a Goldilocks scenario, in which inflation moderates without a slowdown in the economy, we see that as unlikely for several reasons. Even without further interest rate increases, the tightening in monetary policy that has already occurred will continue working its way through the financial system. There’s a risk that wage gains could contribute to inflation remaining sticky and above target, and consumers have been spending down the savings they accumulated during the pandemic.
Therefore, we continue to expect a mild recession in the U.S. in late 2024, which will eventually bring inflation back to the Fed’s 2% target. And while the Fed may eventually cut interest rates, they are likely to remain for some time well above the low levels we have become accustomed to since the global financial crisis.
Our outlook for the overall muni market is positive given the strength of its fundamentals and our expectations that the default rate of this high-quality asset class is unlikely to pick up significantly even in a recession. Moreover, valuations toward the long end of the curve are especially compelling, as are those of lower-rated munis. And once the yield curve begins to normalize, we would expect cash inflows to muni funds to pick up as investors reassess the reinvestment risk of cash and the cushion munis may offer against equity declines or a risk sell-off.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Adam M. Ferguson, CFA, Portfolio Manager
Grace Boraas, Portfolio Manager
Vanguard Fixed Income Group
December 15, 2023

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2023
	Beginning Account Value 5/31/2023	Ending Account Value 11/30/2023	Expenses Paid During Period
Based on Actual Fund Return
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,021.00	$0.86
Admiral™ Shares	1,000.00	1,021.40	0.46
Based on Hypothetical 5% Yearly Return
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.22	$0.86
Admiral Shares	1,000.00	1,024.62	0.46
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

New Jersey Long-Term Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2013, Through November 30, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
New Jersey Long-Term Tax-Exempt Fund Investor Shares	4.81%	2.58%	3.42%	$13,995
Bloomberg NJ Municipal Bond Index	5.40	2.91	3.42	13,993
Bloomberg Municipal Bond Index	4.28	2.03	2.77	13,143

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
New Jersey Long-Term Tax-Exempt Fund Admiral Shares	4.89%	2.66%	3.50%	$70,561
Bloomberg NJ Municipal Bond Index	5.40	2.91	3.42	69,964
Bloomberg Municipal Bond Index	4.28	2.03	2.77	65,716
See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2023
Under 1 Year	6.5%
1 - 3 Years	3.3
3 - 5 Years	4.7
5 - 10 Years	14.9
10 - 20 Years	38.6
20 - 30 Years	29.1
Over 30 Years	2.9
The table reflects the fund’s investments, except for short-term investments and derivatives.

New Jersey Long-Term Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.4%)
New Jersey (89.6%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/24	165	165
[1]	Atlantic City Board of Education GO	4.000%	4/1/25	175	177
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	204
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	217
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	239
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	224
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	176
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	180
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	179
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	184
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	153
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,115
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	788
[2]	Atlantic City NJ GO	5.000%	3/1/37	4,420	4,571
[1]	Atlantic City NJ GO	5.000%	3/1/37	1,010	1,045
[2]	Atlantic City NJ GO	5.000%	3/1/42	410	421
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/24	125	126
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/25	125	128
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/26	125	130
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/28	250	270
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/29	200	219
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/34	275	306
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/35	350	387
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/36	275	279
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/37	710	714
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/38	350	350
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/39	300	298
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/40	600	590

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/41	525	512
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/47	1,180	1,120
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/53	1,670	1,549
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	4,797
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,176
	Atlantic County NJ GO	2.000%	6/1/35	1,160	921
	Atlantic County NJ GO	2.000%	6/1/38	785	572
	Atlantic County NJ GO	2.000%	6/1/39	1,310	932
	Bergen County Improvement Authority Lease (Non-Terminable) Revenue	4.000%	10/15/42	4,705	4,761
	Bergen County NJ GO	3.000%	7/15/35	2,460	2,327
	Bergenfield Borough NJ GO	3.000%	8/1/40	1,645	1,398
	Bergenfield Borough NJ GO	3.000%	8/1/41	1,645	1,373
	Bergenfield Borough NJ GO	3.000%	8/1/42	1,645	1,351
[2]	Borough of Sayreville NJ GO	4.000%	1/15/42	2,160	2,166
	Burlington NJ GO	3.000%	5/1/33	1,745	1,645
	Burlington NJ GO	3.000%	5/1/34	1,790	1,674
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/52	1,325	1,418
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/62	5,075	5,401
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/52	1,865	1,787
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/62	3,520	3,304
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	1,500	1,505
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	3,500	3,511
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	3,805	3,817
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	6,055	6,074
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	2,500	2,508
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	2,000	2,006
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project), Prere.	5.000%	2/15/24	1,650	1,655
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,402
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	610	617
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	547
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	530
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	80	81
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	715	721
	Camden County NJ GO	3.000%	3/1/33	550	519
	Cape May NJ GO	2.375%	10/1/32	3,815	3,456

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/28	2,000	2,034
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/29	2,500	2,540
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/30	2,950	2,994
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	1,500	1,521
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,450	1,469
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	4.000%	11/1/34	120	120
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/39	5,000	5,025
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	11,930	11,961
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,550	2,454
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,247
[1]	Clifton Board of Education GO	2.125%	8/15/43	1,155	765
[1]	Clifton Board of Education GO	2.250%	8/15/45	7,940	5,206
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	5,105	4,772
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	364
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	537
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	425
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	616
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	630
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	884
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	677
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	357
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	350
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,345
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	474
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	841
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	165
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	512
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/40	1,575	1,450
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	718
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	1,100	939
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	4,925	4,132
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/60	3,850	3,114
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	809
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	735	741
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	170	189
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	175	194
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	250	276
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	250	273
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/37	300	305
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/38	615	620
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/39	635	637

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/40	665	664
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/41	690	684
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,050	1,005
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,500	5,043
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	3,125	2,873
	Essex County NJ GO	2.000%	9/1/33	1,905	1,627
	Essex County NJ GO	3.000%	8/15/34	1,495	1,440
	Essex County NJ GO	3.000%	8/15/35	1,600	1,522
	Essex County NJ GO	3.000%	8/15/36	1,880	1,751
	Essex County NJ GO	2.000%	9/1/36	1,250	987
	Essex County NJ GO	2.000%	9/1/37	2,035	1,551
	Essex County NJ GO	4.000%	9/1/42	1,340	1,341
	Essex County NJ GO	2.000%	9/1/47	3,900	2,396
	Essex County NJ GO	4.000%	9/1/47	1,440	1,415
	Essex County NJ GO	4.000%	9/1/48	860	841
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,103
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,096
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,273
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	5,753
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	5,050	5,400
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,546
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	1,994
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	1,814
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,325
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	275	304
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,227
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	350	385
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/36	1,000	1,087
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/38	1,750	1,772
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/39	1,340	1,352
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/40	650	653
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/41	240	240
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	930	940
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/51	2,500	2,377
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,260
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	725	743
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	640	652

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	575	584
[2]	Harrison NJ GO	4.000%	3/1/38	330	332
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,111
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,104
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,529
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	5,713
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	7,351
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,000	1,866
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	2,000	1,844
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	2,000	1,810
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	2,000	1,762
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	2,000	1,723
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	2,000	1,691
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	4,500	4,518
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/46	4,500	4,395
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	17,345	16,507
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,370	1,413
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,323
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,458
	Hudson County NJ GO	2.000%	11/15/35	1,000	801
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,504
	Hudson County NJ GO	2.125%	11/15/37	1,000	764
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,139
	Hudson County NJ GO	2.375%	11/15/39	1,000	747
	Hudson County NJ GO	2.375%	11/15/40	1,000	734
	Hudson County NJ GO	3.000%	11/15/41	1,700	1,384
[1]	Jersey City Board of Education GO	5.000%	8/15/38	350	391
[1]	Jersey City Board of Education GO	5.000%	8/15/39	450	500
[1]	Jersey City Board of Education GO	4.000%	8/15/40	650	659
[1]	Jersey City Board of Education GO	4.000%	8/15/41	500	506
[1]	Jersey City Board of Education GO	4.125%	8/15/42	875	890
[1]	Jersey City Board of Education GO	4.125%	8/15/43	625	633
[1]	Jersey City Board of Education GO	4.125%	8/15/44	1,150	1,162
	Jersey City NJ GO	5.000%	11/1/31	510	544
	Jersey City NJ GO	5.000%	11/1/33	415	443
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,027
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,182
[2]	Jersey City NJ GO	4.000%	10/1/37	2,860	2,929
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,048
	Jersey City NJ GO	3.000%	2/15/38	7,635	6,692
[2]	Jersey City NJ GO	4.125%	10/1/38	2,300	2,360
[2]	Jersey City NJ GO	4.375%	10/1/42	3,480	3,563
[2]	Jersey City NJ GO	4.375%	10/1/43	3,599	3,675
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,622
[1]	Lenape Regional High School District GO	4.000%	1/1/41	3,750	3,727

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Lenape Regional High School District GO	4.000%	1/1/42	2,795	2,757
[2]	Lindenwold Boro School District GO	3.000%	2/1/35	1,355	1,235
[2]	Lindenwold Boro School District GO	4.000%	2/1/45	1,760	1,722
[2]	Lindenwold Boro School District GO	4.000%	2/1/46	1,807	1,750
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,615
[3]	Mercer County NJ GO TOB VRDO	3.400%	12/1/23	88,300	88,300
	Metuchen School District GO	4.000%	7/15/40	3,065	3,094
	Metuchen School District GO	4.000%	7/15/41	3,190	3,207
	Metuchen School District GO	4.000%	7/15/42	2,365	2,370
	Metuchen School District GO	4.000%	7/15/50	1,600	1,551
	Middlesex County Improvement Authority Auto Parking Revenue (New Brunswick Parking Deck Project)	4.000%	9/1/51	3,000	2,898
[4]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	36,000	38,515
	Middlesex Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,071
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/34	1,800	1,834
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	50	51
	Monmouth County NJ GO	5.000%	7/15/34	580	647
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,204
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	963
	Monroe Township NJ GO	5.000%	1/15/29	425	469
	Monroe Township NJ GO	5.000%	1/15/33	460	515
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,055
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	605	622
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	883
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,069
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,564
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,160	1,194
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,472
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,043
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	265	267
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,557
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,512
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,655	7,836
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	5,825	5,824
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	3,405	3,469
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	712
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	4,000	4,031
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	7,160	6,675
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,004

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	3,672
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	4,660	4,283
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/31	100	110
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,620	2,843
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	1,440	1,550
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/38	1,280	1,372
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/39	2,125	2,268
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/44	9,495	9,032
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/49	10,710	9,873
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/49	3,400	3,502
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	2,150	2,170
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	4,145	4,181
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	470	474
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	455	459
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	3,685	3,797
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,500	2,585
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	9,000	9,308
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,340	1,386
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	4,970	5,258
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	5,060	5,389
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	2,500	2,699
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,475	5,911
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	6,790	7,553
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/15/37	130	124
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	4.000%	6/15/29	1,120	1,071
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/39	825	786
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/49	1,110	986
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/54	1,455	1,271
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	4.000%	7/1/29	625	613

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/38	350	351
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/50	1,100	1,044
	New Jersey Economic Development Authority Charter School Aid Revenue (TEAM Academy Charter School Project)	5.000%	12/1/48	2,465	2,473
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	684
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	10,227
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	1,852
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	4,057
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	135	135
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	4,905	4,436
[6]	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	3.250%	12/7/23	1,700	1,700
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	530	531
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,250	2,266
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	3,000	3,081
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	2,250	2,486
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/35	215	243
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	2,000	2,198
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,109
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,065	1,167
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	2,440	2,643
[7]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	2,000	2,154
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	264
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,544
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/31	345	380
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/35	4,500	4,869
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/37	4,400	4,456
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	3,605	3,636
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	4,150	4,155

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/44	7,000	6,625
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/52	3,770	3,928
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	641
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,189
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	8,455	9,103
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,230
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,800	1,938
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	2,290	2,450
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	3,065	3,136
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,645	3,781
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	88
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,139
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,500	2,484
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	1,958
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	5,504
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,296
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,085
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,565
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	5,678
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	7,184
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,457
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/27	6,000	6,404
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/28	6,000	6,524
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	132
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,960	2,994
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	2,175	2,228
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	467
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	985
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,101

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	309
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	244
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	515
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	590
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,117
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	490	501
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,187
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	10,656
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	6,428
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,239
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	288
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,075
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	2,980
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,226
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,391
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	2,970
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	454
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/33	9,695	10,170
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	393
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,662
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,448
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,239
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	438
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	98
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,543
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	680	733
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	1,957
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,485	1,594
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,654

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,439
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	866
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,527
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	81
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,130	1,208
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,544
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,173
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	944
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,809
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	752
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,321
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	3,285	3,488
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,250	1,273
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	1,823
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,158
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,340	1,358
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	930	967
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,069
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	750	824
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,450
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/39	600	586
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,093
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	5,180	5,206
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,416
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/40	1,000	973
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,670	2,341
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,230	1,244
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,092
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/41	850	828

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	376
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	750	731
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,080	2,117
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	12,640	12,935
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	440	367
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	5,165
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	850	813
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,340
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,064
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	6,395	4,587
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	9,450	8,428
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	2,613
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/52	1,125	1,054
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/24	200	202
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/26	175	182
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	295
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	434
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	308
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	305
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	279
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	307
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	332
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	210
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	380
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	731
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	299
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	658
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	231
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	10

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/39	2,810	3,084
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/40	2,000	2,183
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	1,750	1,901
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	1,140	1,229
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,250	1,344
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	2,120	2,159
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	2,230	2,396
	New Jersey GO	5.000%	6/1/25	2,000	2,058
	New Jersey GO	5.000%	6/1/29	2,000	2,216
	New Jersey GO	4.000%	6/1/31	10,000	10,629
	New Jersey GO	2.000%	6/1/32	3,400	2,880
	New Jersey GO	3.000%	6/1/32	11,150	10,510
	New Jersey GO	2.000%	6/1/33	1,500	1,247
	New Jersey GO	2.000%	6/1/34	2,500	2,040
	New Jersey GO	2.250%	6/1/34	2,785	2,362
	New Jersey GO	2.000%	6/1/35	1,500	1,197
	New Jersey GO	2.000%	6/1/36	1,500	1,159
	New Jersey GO	2.000%	6/1/37	1,500	1,118
	New Jersey GO, Prere.	5.000%	6/1/25	4,590	4,717
	New Jersey GO, Prere.	5.000%	6/1/25	2,760	2,836
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,289
[6]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.260%	12/7/23	5,700	5,700
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	1,225	1,318
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/38	2,035	2,120
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	191
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	75	75
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,145
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,593
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	462
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,361
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	1,992
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,119
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,655
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	1,887
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	505

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,219
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	316
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,602
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,560
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,649
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,520
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,190
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,290
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,323
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	3,522
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	3,565
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,009
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	3,483
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,578
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	8,285	8,393
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,270	2,177
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	2,811
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,200
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,100	1,109
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,281
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,574
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	992
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,026
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	750	762
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	7,331
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,603
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,567
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,520
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,750	3,712

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,013
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,457
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,553
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,670	4,606
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,365	1,378
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	7,071
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	3,721
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,645	1,684
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	926
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,360	4,279
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,391
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,609
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	828
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,955	3,862
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	7,000	7,031
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	8,290
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,990	7,156
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	3,240	2,559
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,075	4,068
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	2,625	2,039
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,175
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	12,500	12,216
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,000	991
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,000	1,002
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,016
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	9,412
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	285	286
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	9,350	9,037
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	1,582

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	6,480	4,740
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	2,640	2,678
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	15,000	13,679
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	17,965	15,601
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	7,857
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	3,235	2,084
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	10,175	7,309
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	13,130	9,138
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	22,730	21,614
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,280	2,645
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,087
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,077
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.300%	12/6/23	3,200	3,200
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.920%	12/7/23	610	610
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/26	65	68
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	700	707
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	800	808
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,615	1,631
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,415	1,429
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,050	4,090
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,165	1,223
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	800	840
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,049
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,875	3,015
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,745	2,879
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	5/1/26	5,750	5,749
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,355	6,127
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	6,825	6,531
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/36	1,150	904

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/37	2,965	3,010
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,387
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	4,420
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	2,030	1,465
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	2,150	1,541
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	712
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/42	5,925	5,972
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	968
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	800	547
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	678
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	881
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	3,825	2,634
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/46	3,525	3,536
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	682
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	613
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	702
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	1,997
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	622
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	12,605	12,740
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	639
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	15,415	15,067
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	672
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	4,215	2,772
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	2,870	2,743
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	12,595	12,973
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	456
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	627
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	647
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Center City Project)	5.000%	6/1/25	4,000	4,062

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	4.080%	12/1/25	2,665	2,676
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,094
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/51	2,500	1,533
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	2,230	2,417
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	1,888
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	4,114
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	5,530	3,428
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,014
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	362
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,605	6,716
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	8,975	9,076
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	4,060	4,056
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	145
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,215	1,172
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	710	684
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,341
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,383
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	4,015	3,620
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,423
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,253
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	6,867
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,075	905
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	3,953
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	639
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,051
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,270	1,324
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,128
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,000	4,167
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	10,991
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,361

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	9,000	9,368
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	7,537
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	8,070	6,058
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,083
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,910	3,151
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	7,287
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	870	627
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,096
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,150	3,553
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,028
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,092
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	1,375	1,553
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	2,175	1,431
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	285	192
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,491
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	1,625	1,826
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,540	965
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,690	2,922
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,150
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,305	1,474
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	512
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	3,965
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,123
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	4,590
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,700	1,487
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,644
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,000	1,014
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	4,349

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	681
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,485	3,525
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/39	1,000	1,109
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,802
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/40	1,000	1,101
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	5,180	2,390
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,000	2,969
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	1,315	1,285
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	5,909
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.125%	6/15/39	3,625	3,637
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	1,000	1,085
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	355	365
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,056
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.625%	6/15/30	1,075	1,096
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	411
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,535	1,732
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,500	1,684
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,500	1,676
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	1,815	1,849
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	5,390	5,430
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	6,600	6,532
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	5,000	4,886
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	14,170	13,306
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	1,500	1,126
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	10,195	9,606
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/50	2,000	2,171
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,011
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	2,043
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	3,013

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	915
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	2,715	2,583
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	8,755	8,294
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	13,145	11,162
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	4,533
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,365	2,193
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,990	6,482
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,000	1,136
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	10,870	11,097
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	2,250	1,621
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	4,035	2,784
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	2,000	1,316
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	12,000	6,235
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,080	1,997
[8,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	96
[8,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	748
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/32	1,825	1,330
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	95
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	2,803
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	161
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	147
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,337
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	32
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,343
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,121
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,043
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	661
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,149
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	1,945	2,062
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/40	2,650	2,677
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	2,000	2,096
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	19,360	19,388
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,000	5,008
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	2,185	2,155
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	8,000	8,111
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	973
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	7,555	7,756
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	2,000	2,091
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	20,800	20,166
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	6,000	6,550
[2]	Newark Board of Education GO	5.000%	7/15/31	500	557
[2]	Newark Board of Education GO	5.000%	7/15/32	875	979
[2]	Newark Board of Education GO	5.000%	7/15/33	520	582

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Newark Board of Education GO	4.000%	7/15/35	500	513
[2]	Newark Board of Education GO	4.000%	7/15/36	475	483
[2]	Newark Board of Education GO	4.000%	7/15/37	450	455
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,112
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,253
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	2,405
[2]	Newark Board of Education GO	3.000%	7/15/41	3,855	3,008
[2]	Newark Board of Education GO	3.000%	7/15/42	800	615
[5]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,711
	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	4.000%	1/1/37	8,600	8,648
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	3,920	4,314
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	9,370	10,641
[1]	Newark Parking Authority Lease (Non-Terminable) (Office Facility/Office Project) Revenue	5.250%	2/1/43	1,075	1,141
[1]	Newark Parking Authority Lease (Non-Terminable) (Office Facility/Office Project) Revenue	5.500%	2/1/51	1,600	1,688
[1]	North Bergen Township Board of Education GO	4.000%	7/15/41	910	904
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	381
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,547
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,699
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,125
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,231
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,223
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,114
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,167
	Ocean City NJ GO	2.250%	9/15/32	2,370	2,069
	Ocean County NJ GO	4.375%	11/1/41	3,405	3,630
	Ocean County NJ GO	4.375%	11/1/42	3,555	3,769
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,613
	Passaic County Improvement Authority Charter School Aid Revenue	4.250%	7/1/33	620	624
	Passaic County Improvement Authority Charter School Aid Revenue	5.250%	7/1/43	670	680
	Passaic County Improvement Authority Charter School Aid Revenue	5.375%	7/1/53	1,000	1,008
	Passaic County Improvement Authority Charter School Aid Revenue	5.500%	7/1/58	1,000	1,012
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	738
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	115
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	131
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	132
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	133
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	597

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,069
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,280
	Passaic County NJ GO	3.000%	5/1/32	540	522
	Passaic County NJ GO	3.000%	11/1/35	3,000	2,785
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,207
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,321
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	1,665
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	815
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	414
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	762
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	672
[2]	Perth Amboy NJ GO	5.000%	3/15/31	750	850
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,100
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,086
[2]	Salem County NJ GO	3.000%	6/15/33	270	251
	Salem County NJ GO	2.000%	6/15/36	1,680	1,288
	Salem County NJ GO	2.000%	6/15/37	1,835	1,355
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,915	1,964
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,910	2,962
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,450	2,484
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	215
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,224
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	542
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	454
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	541
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	541
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	756
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	541
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	541
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	2,870	2,878
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	1,000	1,055
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,026
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/40	1,750	1,840
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,404
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	1,750	1,834
	South Jersey Transportation Authority Highway Revenue	4.500%	11/1/42	2,000	2,007
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,410	8,650
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	3,655
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	2,635	2,649
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	10,674
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,008
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	5,300	5,531
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	3,650	3,845
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	869
	South Orange & Maplewood School District GO	3.000%	8/15/38	1,125	962
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	757
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,071
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,054
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,258
	Springfield NJ Township School District GO	4.000%	5/1/40	885	896
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/41	1,100	902
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,650	1,676

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,444
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,310	2,430
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,577
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,535	1,610
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,750	3,933
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	2,988
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	2,882
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,750	3,926
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,045
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,076
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,010
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,050	3,149
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	15,080	15,164
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	7,290	7,307
Toms River Board of Education GO	3.000%	7/15/36	1,815	1,580
Toms River Board of Education GO	3.000%	7/15/37	1,825	1,545
Toms River Township NJ GO	4.000%	6/1/38	1,190	1,211
Township of Burlington NJ GO	4.125%	10/1/42	690	700
Township of Parsippany-Troy Hills NJ GO	4.000%	11/1/41	1,750	1,776
Township of Parsippany-Troy Hills NJ GO	4.000%	11/1/42	1,750	1,770
Township of Parsippany-Troy Hills NJ GO	4.000%	11/1/43	1,680	1,693
Union County NJ GO	4.000%	3/1/32	3,000	3,168
Union Township NJ/Union County GO	1.000%	8/1/32	1,094	867
Vineland NJ GO	4.000%	11/1/40	2,600	2,642
Vineland NJ GO	4.000%	11/1/41	2,600	2,638
Vineland NJ GO	4.000%	11/1/42	2,300	2,327
Washington NJ Board of Education GO	4.000%	8/15/42	1,140	1,147
West Deptford Township NJ GO	3.000%	2/15/32	640	608
West Windsor-Plainsboro Regional School District GO	2.375%	8/1/36	3,325	2,799
				2,122,763
Delaware (0.4%)
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	195
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	945
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	170	195
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	350	401
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	923
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	193
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	300	341
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	909
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	393
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	191
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	885
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	188

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	1,000	1,001
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	163
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	696
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	184
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	445
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	198
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	735
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	182
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	965
				10,328
Guam (0.2%)
Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	195
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,750	1,586
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,147
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,369
				4,297
New York (5.2%)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	790	834
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	5,000	4,961
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	6,069
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,187
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,325
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,012
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	4,039
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,985	2,219
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,011
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,560	4,600
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	2,695	2,889
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/39	1,380	1,533
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,173
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	941
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/40	1,000	1,105
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/41	1,000	1,099
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	4,000	4,356
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,730	1,878
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,459
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	9,715	10,444

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	5,000	5,375
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	3,890
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	16,395	15,977
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,250	2,185
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,329
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	2,000	2,176
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	8,000	8,542
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,000	3,203
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	2,634
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,405	10,799
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,366
					124,610
Pennsylvania (2.7%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,380
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	148
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	1,660	1,666
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,053
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	148
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	191
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,374
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	168
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	5,490	5,752
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	162
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	230
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	180
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	17,000	17,619
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	5,630
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	1,896
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,068
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,076
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,171
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	3,738
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,500	2,506
					63,156
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	149	146
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,283	3,339
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,862	1,944
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,546	2,691
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,358	3,611
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	657	400
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	2,424	2,263
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	288	263
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	285	255
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	84	70

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,080	1,092
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	505
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,000	1,010
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	272	176
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	188	184
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,759	1,517
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	580	458
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,001	721
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	305	200
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	7,088	6,709
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	4,180	1,228
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,435	1,354
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,634	1,535
					31,671
Total Tax-Exempt Municipal Bonds (Cost $2,441,079)					2,356,825
Total Investments (99.4%) (Cost $2,441,079)					2,356,825
Other Assets and Liabilities—Net (0.6%)					13,214
Net Assets (100%)					2,370,039
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $105,485,000, representing 4.5% of net assets.
4	Securities with a value of $153,000 have been segregated as initial margin for open futures contracts.
5	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2023.
8	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

New Jersey Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2024	166	17,737	80

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2024	(30)	(3,690)	(70)
				10

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,441,079)	2,356,825
Investment in Vanguard	79
Cash	169
Receivables for Accrued Income	35,460
Receivables for Capital Shares Issued	1,766
Other Assets	102
Total Assets	2,394,401
Liabilities
Payables for Investment Securities Purchased	14,673
Payables for Capital Shares Redeemed	7,751
Payables for Distributions	1,823
Payables to Vanguard	95
Variation Margin Payable—Futures Contracts	20
Total Liabilities	24,362
Net Assets	2,370,039
At November 30, 2023, net assets consisted of:

Paid-in Capital	2,491,414
Total Distributable Earnings (Loss)	(121,375)
Net Assets	2,370,039

Investor Shares—Net Assets
Applicable to 23,896,806 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	267,816
Net Asset Value Per Share—Investor Shares	$11.21

Admiral Shares—Net Assets
Applicable to 187,578,212 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,102,223
Net Asset Value Per Share—Admiral Shares	$11.21

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2023
($000)
Investment Income
Income
Interest	81,816
Total Income	81,816
Expenses
The Vanguard Group—Note B
Investment Advisory Services	127
Management and Administrative—Investor Shares	382
Management and Administrative—Admiral Shares	1,556
Marketing and Distribution—Investor Shares	19
Marketing and Distribution—Admiral Shares	102
Custodian Fees	14
Auditing Fees	29
Shareholders’ Reports—Investor Shares	16
Shareholders’ Reports—Admiral Shares	21
Trustees’ Fees and Expenses	1
Other Expenses	22
Total Expenses	2,289
Expenses Paid Indirectly	(14)
Net Expenses	2,275
Net Investment Income	79,541
Realized Net Gain (Loss)
Investment Securities Sold	(21,879)
Futures Contracts	(495)
Realized Net Gain (Loss)	(22,374)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	50,375
Futures Contracts	66
Change in Unrealized Appreciation (Depreciation)	50,441
Net Increase (Decrease) in Net Assets Resulting from Operations	107,608

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	79,541	73,502
Realized Net Gain (Loss)	(22,374)	(14,660)
Change in Unrealized Appreciation (Depreciation)	50,441	(326,803)
Net Increase (Decrease) in Net Assets Resulting from Operations	107,608	(267,961)
Distributions
Investor Shares	(8,607)	(9,797)
Admiral Shares	(69,989)	(80,138)
Total Distributions	(78,596)	(89,935)
Capital Share Transactions
Investor Shares	14,454	(14,797)
Admiral Shares	79,712	(138,212)
Net Increase (Decrease) from Capital Share Transactions	94,166	(153,009)
Total Increase (Decrease)	123,178	(510,905)
Net Assets
Beginning of Period	2,246,861	2,757,766
End of Period	2,370,039	2,246,861

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.06	$12.75	$12.66	$12.49	$11.78
Investment Operations
Net Investment Income[1]	.376	.345	.342	.375	.402
Net Realized and Unrealized Gain (Loss) on Investments	.146	(1.614)	.190	.242	.758
Total from Investment Operations	.522	(1.269)	.532	.617	1.160
Distributions
Dividends from Net Investment Income	(.372)	(.344)	(.342)	(.375)	(.403)
Distributions from Realized Capital Gains	—	(.077)	(.100)	(.072)	(.047)
Total Distributions	(.372)	(.421)	(.442)	(.447)	(.450)
Net Asset Value, End of Period	$11.21	$11.06	$12.75	$12.66	$12.49
Total Return[2]	4.81%	-10.06%	4.26%	5.07%	10.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$268	$250	$305	$281	$290
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.39%	2.99%	2.68%	3.04%	3.28%
Portfolio Turnover Rate	36%	38%	23%	31%	12%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$11.06	$12.75	$12.66	$12.49	$11.78
Investment Operations
Net Investment Income[1]	.385	.354	.353	.385	.413
Net Realized and Unrealized Gain (Loss) on Investments	.146	(1.614)	.189	.242	.757
Total from Investment Operations	.531	(1.260)	.542	.627	1.170
Distributions
Dividends from Net Investment Income	(.381)	(.353)	(.352)	(.385)	(.413)
Distributions from Realized Capital Gains	—	(.077)	(.100)	(.072)	(.047)
Total Distributions	(.381)	(.430)	(.452)	(.457)	(.460)
Net Asset Value, End of Period	$11.21	$11.06	$12.75	$12.66	$12.49
Total Return[2]	4.89%	-9.99%	4.34%	5.16%	10.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,102	$1,997	$2,453	$2,268	$2,208
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.47%	3.07%	2.76%	3.12%	3.36%
Portfolio Turnover Rate	36%	38%	23%	31%	12%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

New Jersey Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2023, the fund had contributed to Vanguard capital in the amount of $79,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $14,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,356,825	—	2,356,825
Derivative Financial Instruments
Assets
Futures Contracts[1]	80	—	—	80
Liabilities
Futures Contracts[1]	70	—	—	70
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These

New Jersey Long-Term Tax-Exempt Fund
reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for amortization were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	1,872
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(85,147)
Capital Loss Carryforwards	(36,277)
Qualified Late-Year Losses	—
Other Temporary Differences	(1,823)
Total	(121,375)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	78,596	73,221
Ordinary Income*	—	3,915
Long-Term Capital Gains	—	12,799
Total	78,596	89,935
*	Includes short-term capital gains, if any.
As of November 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,441,972
Gross Unrealized Appreciation	31,951
Gross Unrealized Depreciation	(117,098)
Net Unrealized Appreciation (Depreciation)	(85,147)

New Jersey Long-Term Tax-Exempt Fund
F.	During the year ended November 30, 2023, the fund purchased $860,848,000 of investment securities and sold $815,338,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2023, such purchases were $26,200,000 and sales were $69,355,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended November 30,
	2023		2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	78,214	7,043	71,043	6,148
Issued in Lieu of Cash Distributions	7,207	650	8,234	707
Redeemed	(70,967)	(6,407)	(94,074)	(8,165)
Net Increase (Decrease)—Investor Shares	14,454	1,286	(14,797)	(1,310)
Admiral Shares
Issued	440,533	39,907	385,780	33,987
Issued in Lieu of Cash Distributions	49,223	4,442	57,256	4,911
Redeemed	(410,044)	(37,244)	(581,248)	(50,822)
Net Increase (Decrease)—Admiral Shares	79,712	7,105	(138,212)	(11,924)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can,

New Jersey Long-Term Tax-Exempt Fund
therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard New Jersey Tax-Free Funds and Shareholders of Vanguard New Jersey Long-Term Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") as of November 30, 2023, the related statement of operations for the year ended November 30, 2023, the statement of changes in net assets for each of the two years in the period ended November 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the five years in the period ended November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg NJ Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The New Jersey Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the New Jersey Long-Term Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the New Jersey Long-Term Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg NJ Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the New Jersey Long-Term Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the New Jersey Long-Term Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg NJ Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New Jersey Long-Term Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to New Jersey Long-Term Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the New Jersey Long-Term Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG NJ MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE NEW JERSEY LONG-TERM TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG NJ MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG NJ MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE NEW JERSEY LONG-TERM TAX-EXEMPT FUND OR BLOOMBERG NJ MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2024 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global
Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
CFA® is a registered trademark owned by CFA Institute.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q140 012024

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)            Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2023: $29,000
Fiscal Year Ended November 30, 2022: $31,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2023: $9,326,156
Fiscal Year Ended November 30, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)             Audit-Related Fees.

Fiscal Year Ended November 30, 2023: $3,295,934
Fiscal Year Ended November 30, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)            Tax Fees.

Fiscal Year Ended November 30, 2023: $1,678,928
Fiscal Year Ended November 30, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)            All Other Fees.

Fiscal Year Ended November 30, 2023: $25,000
Fiscal Year Ended November 30, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)            (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)             For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)            Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2023: $1,703,928
Fiscal Year Ended November 30, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)             For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD new jersey tax-free funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD new jersey tax-free funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2024

VANGUARD new jersey tax-free funds

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 22, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.